Feb. 28, 2020
Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated June 5, 2020

Important Notice Regarding Change of Fund Name and Corresponding Investment Policy for Invesco Developing Markets Fund

The purpose of this supplement is to provide you notice of changes to the current Summary and Statutory Prospectuses and Statement of Additional Information (“SAI”) of Invesco Developing Markets Fund. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and SAI and retain it for future reference.

On June 3, 2020, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) approved a change to the name and corresponding investment policy of Invesco Developing Markets Fund (the “Fund”).

Effective on or about September 30, 2020, the Fund will be renamed “Invesco Emerging Markets All Cap Fund.” Any and all references to “Invesco Developing Markets Fund” will be changed to “Invesco Emerging Markets All Cap Fund.”
The first paragraph under the heading “Principal Investment Strategies of the Fund” in the Summary Prospectus and the second paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the Statutory Prospectus will each be replaced in its entirety with the following information:
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles, and in derivatives and other instruments that have economic characteristics similar to such securities.
The fifth paragraph under the heading “Principal Investment Strategies of the Fund” in the Summary Prospectus and the first sentence of the eighth paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the Statutory Prospectus will each be replaced in its entirety with the following information:
The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers in emerging markets countries.